Assets held for sale - Schedule of assets and liabilities classified as held for sale (Details) - GBP (£) £ in Millions	Sep. 30, 2025	Mar. 31, 2025
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Assets held for sale	£ 1,146	£ 2,628
Liabilities held for sale	(328)	(434)
Assets and liabilities classified as held for sale
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Assets held for sale	1,146	2,628
Liabilities held for sale	(328)	(434)
Net assets / (liabilities) held for sale	818	2,194
National Grid Renewables | Assets and liabilities classified as held for sale
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Assets held for sale	0	1,528
Liabilities held for sale	0	(108)
Net assets / (liabilities) held for sale	0	1,420
Grain LNG | Assets and liabilities classified as held for sale
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Assets held for sale	1,146	1,100
Liabilities held for sale	(328)	(326)
Net assets / (liabilities) held for sale	£ 818	£ 774